                                                                                         Jocelyn Liu
                                                                                         Assistant Counsel
                                                                                         Allstate Life Insurance Company
                                                                                         3100 Sanders Road, Suite J5B
                                                                                         Northbrook, Illinois 60062

VIA EDGAR TRANSMISSION

September 18, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

     RE:    Allstate Life Insurance Company of New York
            Registration Statements on Form N-4
            Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrants shown below, we hereby certify that:

1.       For each Registration Statement shown below, the form of Prospectuses and of Statement of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent
       Registration Statement or amendment, and;

2.       The text of the most recent Registration Statement or amendment has been filed with the Commission electronically

                                                                                                                   Registration
         Registrant                                  Depositor                        1940 Act #                     Statement
          ----------                         ------------------------                 ----------                   ------------
  Allstate Life of New York                   Allstate Life Insurance                 811-07467                     333-143228
     Separate Account A                        Company of New York

You may direct any questions regarding this filing to the undersigned at
(847) 402-5745.

Very truly yours,

/s/ JOCELYN LIU
--------------------------
Jocelyn Liu